UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-22883

                               ARK ETF Trust
(Exact name of registrant as specified in charter)

c/o ARK Investment Management LLC

155 West 19th Street, Fifth Floor
                                                              New York, NY 10011
(Address of principal executive offices) (Zip code)

Corporation Service Company

2711 Centerville Road

Suite 400

                                                             Wilmington, DE 19808
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 426-7040

Date of fiscal year end: August 31

Date of reporting period: May 31, 2017

Form N-Q is to be used by management investment companies, other than small business investment companies registered on Form N-5 (§§ 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than 60 days after the close of the first and third fiscal quarters, pursuant to rule 30b1-5 under the Investment Company Act of 1940 (17 CFR 270.30b1-5). The Commission may use the information provided on Form N-Q in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-Q, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-Q unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. § 3507.

Item 1. Schedule of Investments.

The Schedule(s) of Investments is attached herewith.

ARK Genomic Revolution Multi-Sector ETF

May 31, 2017 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–100.0%

Biotechnology - 69.7%
Agios Pharmaceuticals, Inc.*	9,636	$449,712
Alnylam Pharmaceuticals, Inc.*	4,403	288,220
Biogen, Inc.*	2,454	608,027
Bluebird Bio, Inc.*	8,468	638,064
Celgene Corp.*	1,335	152,737
Cellectis SA (France)*(a)	3,369	80,216
CRISPR Therapeutics AG (Switzerland)*	4,547	61,930
Editas Medicine, Inc.*	30,921	422,381
Evogene Ltd. (Israel)*	11,039	56,299
Five Prime Therapeutics, Inc.*	11,825	334,056
Foundation Medicine, Inc.*	27,567	1,047,546
Incyte Corp.*	2,964	383,334
Inovio Pharmaceuticals, Inc.*	54,978	415,084
Intellia Therapeutics, Inc.*	40,344	462,342
Invitae Corp.*	117,053	1,004,315
Ionis Pharmaceuticals, Inc.*	17,444	798,761
Jounce Therapeutics, Inc.*	2,706	54,796
Juno Therapeutics, Inc.*	28,897	671,277
Kite Pharma, Inc.*	10,831	783,298
Organovo Holdings, Inc.*	124,120	351,260
Pluristem Therapeutics, Inc.*	11,440	15,902
Regeneron Pharmaceuticals, Inc.*	1,030	472,832
Seres Therapeutics, Inc.*	50,740	462,749
Syros Pharmaceuticals, Inc.*	14,771	236,336
Veracyte, Inc.*	44,083	358,836
Total Biotechnology		10,610,310

Health Care Equipment & Supplies - 1.6%
Cerus Corp.*	108,142	247,645

Health Care Technology - 8.9%
athenahealth, Inc.*	7,486	1,002,974
Medidata Solutions, Inc.*	4,854	345,508
Total Health Care Technology		1,348,482

Life Sciences Tools & Services - 15.4%
Compugen Ltd. (Israel)*	155,348	745,670
Illumina, Inc.*	5,975	1,059,726
NanoString Technologies, Inc.*	20,478	375,567
Thermo Fisher Scientific, Inc.	925	159,831
Total Life Sciences Tools & Services		2,340,794

Pharmaceuticals - 1.3%
Bayer AG (Germany)(a)	1,436	190,629

Semiconductors & Semiconductor Equipment - 2.1%
NVIDIA Corp.	2,235	322,622

Technolgy Hardware Storage & Peripherals - 1.0%
Apple, Inc.	1,018	155,510

Total Common Stocks
(Cost $14,598,627)		15,215,992

MONEY MARKET FUND–0.2%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.68% (b)
(Cost $35,358)	35,358	35,358
Total Investments–100.2%
(Cost $14,633,985)		15,251,350
Liabilities in Excess of Other Assets–(0.2)%		(24,072)
Net Assets–100.0%		$15,227,278

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of May 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Industrial Innovation ETF

May 31, 2017 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.9%

Aerospace & Defense - 4.9%
Aerovironment, Inc.*	40,566	$1,259,169
Elbit Systems Ltd. (Israel)	5,674	693,249
Orbital ATK, Inc.	6,126	622,769
Sigma Labs, Inc.*	33,794	84,823
Total Aerospace & Defense		2,660,010

Auto Components - 1.9%
Delphi Automotive PLC	11,917	1,048,338

Automobiles - 13.4%
BYD Co. Ltd. (China)(a)	23,280	277,730
General Motors Co.	12,136	411,774
Tesla, Inc.*	17,458	5,953,353
Toyota Motor Corp. (Japan)(a)	6,351	682,987
Total Automobiles		7,325,844

Biotechnology - 1.9%
Organovo Holdings, Inc.*	359,403	1,017,110

Chemicals - 1.2%
Albemarle Corp.	5,903	670,581

Electrical Equipment - 2.6%
Allied Motion Technologies, Inc.	22,255	560,381
Plug Power, Inc.*	180,207	335,185
Rockwell Automation, Inc.	3,160	501,555
Total Electrical Equipment		1,397,121

Electronic Equipment, Instruments & Components - 3.1%
Flex Ltd.*	36,486	629,748
Trimble, Inc.*	29,513	1,063,649
Total Electronic Equipment, Instruments & Components		1,693,397

Health Care Equipment & Supplies - 3.9%
Align Technology, Inc.*	9,169	1,331,339
Mazor Robotics Ltd. (Israel)*(a)	19,844	821,740
Total Health Care Equipment & Supplies		2,153,079

Industrial Conglomerates - 1.6%
General Electric Co.	30,907	846,234

Internet & Direct Marketing Retail - 5.5%
Amazon.com, Inc.*	3,022	3,005,742

Internet Software & Services - 13.0%
2U, Inc.*	45,676	1,952,649
Alphabet, Inc., Class C*	2,037	1,965,420
Baidu, Inc. (China)*(a)	10,870	2,022,907
Cornerstone OnDemand, Inc.*	16,403	612,816
Tencent Holdings Ltd. (China)(a)	16,051	552,957
Total Internet Software & Services		7,106,749

Machinery - 11.8%
ExOne Co. (The)*	101,167	1,331,358
FANUC Corp. (Japan)(a)	80,151	1,578,574
Proto Labs, Inc.*	54,847	3,510,208
Total Machinery		6,420,140

Semiconductors & Semiconductor Equipment - 15.6%
NVIDIA Corp.	25,800	3,724,230
QUALCOMM, Inc.	24,188	1,385,247
Teradyne, Inc.	44,434	1,579,629
Xilinx, Inc.	27,223	1,816,046
Total Semiconductors & Semiconductor Equipment		8,505,152

Software - 9.1%
Autodesk, Inc.*	13,049	1,458,487
Materialise NV (Belgium)*(a)	187,278	2,395,286
Splunk, Inc.*	18,269	1,118,793
Total Software		4,972,566

Technology Hardware, Storage & Peripherals - 10.4%
Nano Dimension Ltd. (Israel)*(a)	25,317	169,370
Stratasys Ltd.*	203,642	5,477,970
Total Technology Hardware, Storage & Peripherals		5,647,340

Total Common Stocks
(Cost $45,008,414)		54,469,403

MONEY MARKET FUND–0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.68% (b)
(Cost $40,486)	40,486	40,486
Total Investments–100.0%
(Cost $45,048,900)		54,509,889
Other Assets in Excess of Liabilities–0.0%†		11,873
Net Assets–100.0%		$54,521,762

*	Non-income producing security
†	Less than 0.05%
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of May 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Innovation ETF

May 31, 2017 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–91.4%

Automobiles - 6.6%
Tesla, Inc.*	8,241	$2,810,263

Biotechnology - 17.6%
Bluebird Bio, Inc.*	10,384	782,435
Editas Medicine, Inc.*	44,874	612,979
Foundation Medicine, Inc.*	20,691	786,258
Intellia Therapeutics, Inc.*	59,107	677,366
Invitae Corp.*	91,594	785,877
Ionis Pharmaceuticals, Inc.*	13,216	605,161
Juno Therapeutics, Inc.*	37,032	860,253
Kite Pharma, Inc.*	11,662	843,396
Organovo Holdings, Inc.*	164,287	464,932
Seres Therapeutics, Inc.*	65,977	601,710
Veracyte, Inc.*	54,045	439,926
Total Biotechnology		7,460,293

Consumer Finance - 1.5%
LendingClub Corp.*	114,670	630,685

Health Care Equipment & Supplies - 0.9%
Cerus Corp.*	164,200	376,018

Health Care Technology - 7.0%
athenahealth, Inc.*	19,074	2,555,534
Medidata Solutions, Inc.*	5,810	413,556
Total Health Care Technology		2,969,090

Internet & Direct Marketing Retail - 7.2%
Amazon.com, Inc.*	1,985	1,974,321
Ctrip.com International Ltd. (China)*(a)	7,357	402,060
Netflix, Inc.*	4,178	681,306
Total Internet & Direct Marketing Retail		3,057,687

Internet Software & Services - 16.5%
2U, Inc.*	10,149	433,870
Akamai Technologies, Inc.*	8,954	422,181
Alibaba Group Holding Ltd. (China)*(a)	3,634	445,020
Alphabet, Inc., Class C*	982	947,492
Baidu, Inc. (China)*(a)	4,669	868,901
Facebook, Inc., Class A*	5,675	859,535
Hortonworks, Inc.*	57,158	706,473
Tencent Holdings Ltd. (China)(a)	15,305	527,257
Twilio, Inc., Class A*	16,761	407,460
Twitter, Inc.*	75,027	1,374,495
Total Internet Software & Services		6,992,684

IT Services - 2.8%
PayPal Holdings, Inc.*	13,899	725,667
Square, Inc., Class A*	19,755	454,167
Total IT Services		1,179,834

Life Sciences Tools & Services - 6.9%
Compugen Ltd. (Israel)*	118,536	568,973
Illumina, Inc.*	10,286	1,824,325
NanoString Technologies, Inc.*	29,357	538,407
Total Life Sciences Tools & Services		2,931,705

Machinery - 3.3%
ExOne Co. (The)*	48,466	637,813
Proto Labs, Inc.*	11,841	757,824
Total Machinery		1,395,637

Semiconductors & Semiconductor Equipment - 6.7%
NVIDIA Corp.	8,126	1,172,988
QUALCOMM, Inc.	6,249	357,880
Teradyne, Inc.	10,848	385,647
Xilinx, Inc.	13,807	921,065
Total Semiconductors & Semiconductor Equipment		2,837,580

Software - 7.6%
Materialise NV (Belgium)*(a)	34,789	444,951
Nintendo Co. Ltd. (Japan)(a)	17,589	665,392
Red Hat, Inc.*	6,038	540,824
salesforce.com, Inc.*	8,322	745,984
Splunk, Inc.*	13,865	849,093
Total Software		3,246,244

Technology Hardware, Storage & Peripherals - 5.9%
Stratasys Ltd.*	92,680	2,493,092

Thrifts & Mortgage Finance - 0.9%
LendingTree, Inc.*	2,646	411,718

Total Common Stocks
(Cost $34,065,715)		38,792,530

UNIT TRUST–8.0%

Financials - 8.0%
Bitcoin Investment Trust*
(Cost $1,010,429)	7,027	3,401,419

MONEY MARKET FUND–0.1%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.68% (b)
(Cost $41,633)	41,633	41,633
Total Investments–99.5%
(Cost $35,117,777)		42,235,582
Other Assets in Excess of Liabilities–0.5%		215,262
Net Assets–100.0%		$42,450,844

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of May 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
ARK Web x.0 ETF

May 31, 2017 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–90.8%

Automobiles - 4.2%
Tesla, Inc.*	5,004	$1,706,414

Consumer Finance - 2.0%
LendingClub Corp.*	148,031	814,170

Health Care Technology - 8.9%
athenahealth, Inc.*	21,033	2,818,001
Medidata Solutions, Inc.*	10,736	764,189
Total Health Care Technology		3,582,190

Internet & Direct Marketing Retail - 12.5%
Amazon.com, Inc.*	2,813	2,797,866
Ctrip.com International Ltd. (China)*(a)	16,288	890,139
Netflix, Inc.*	8,269	1,348,426
Total Internet & Direct Marketing Retail		5,036,431

Internet Software & Services - 32.6%
2U, Inc.*	39,576	1,691,874
Akamai Technologies, Inc.*	13,053	615,449
Alibaba Group Holding Ltd. (China)*(a)	9,319	1,141,205
Alphabet, Inc., Class C*	1,348	1,300,631
Baidu, Inc. (China)*(a)	4,559	848,430
Box, Inc., Class A*	18,520	346,324
Facebook, Inc., Class A*	8,364	1,266,811
Hortonworks, Inc.*	124,356	1,537,040
MercadoLibre, Inc. (Argentina)	3,543	974,715
Shopify, Inc., Class A (Canada)*	2,005	184,179
Tencent Holdings Ltd. (China)(a)	33,204	1,143,878
Twilio, Inc., Class A*	39,079	950,011
Twitter, Inc.*	63,207	1,157,952
Total Internet Software & Services		13,158,499

IT Services - 5.0%
International Business Machines Corp.	3,301	503,832
PayPal Holdings, Inc.*	9,871	515,365
Square, Inc., Class A*	44,192	1,015,974
Total IT Services		2,035,171

Semiconductors & Semiconductor Equipment - 9.9%
Impinj, Inc.*	4,217	184,072
Mellanox Technologies Ltd. (Israel)*	12,933	614,318
NVIDIA Corp.	11,323	1,634,475
QUALCOMM, Inc.	8,328	476,945
Xilinx, Inc.	16,271	1,085,438
Total Semiconductors & Semiconductor Equipment		3,995,248

Software - 12.9%
Adobe Systems, Inc.*	1,359	192,788
HubSpot, Inc.*	13,438	968,880
Nintendo Co. Ltd. (Japan)(a)	15,478	585,533
Red Hat, Inc.*	8,448	756,687
salesforce.com, Inc.*	10,500	941,220
ServiceNow, Inc.*	5,544	580,179
Splunk, Inc.*	19,672	1,204,713
Total Software		5,230,000

Thrifts & Mortgage Finance - 1.1%
LendingTree, Inc.*	2,928	455,597

Wireless Telecommunication Services - 1.7%
SoftBank Group Corp. (Japan)(a)	16,543	671,149

Total Common Stocks
(Cost $28,901,469)		36,684,869

UNIT TRUST–8.4%

Financials - 8.4%
Bitcoin Investment Trust*
(Cost $716,517)	7,030	3,402,872

MONEY MARKET FUND–0.6%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.68% (b)
(Cost $247,639)	247,639	247,639
Total Investments–99.8%
(Cost $29,865,625)		40,335,380
Other Assets in Excess of Liabilities–0.2%		93,369
Net Assets–100.0%		$40,428,749

*	Non-income producing security
(a)	American Depositary Receipt
(b)	Rate shown represents annualized 7-day yield as of May 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

Schedule of Investments
The 3D Printing ETF

May 31, 2017 (Unaudited)

Investments	Shares	Value

COMMON STOCKS–99.5%

Aerospace & Defense - 1.5%
Arconic, Inc.	14,007	$384,772

Air Freight & Logistics - 1.3%
United Parcel Service, Inc., Class B	3,075	325,858

Biotechnology - 5.1%
Organovo Holdings, Inc.*	463,084	1,310,528

Chemicals - 1.0%
Arkema SA (France)	380	39,708
Eastman Chemical Co.	496	39,735
Koninklijke DSM N.V. (Netherlands)	571	42,502
PolyOne Corp.	1,104	41,223
Praxair, Inc.	328	43,391
Toray Industries, Inc. (Japan)	4,283	35,768
Total Chemicals		242,327

Electrical Equipment - 1.2%
AMETEK, Inc.	5,157	314,680

Electronic Equipment, Instruments & Components - 7.7%
FARO Technologies, Inc.*	8,215	285,471
Hexagon AB, Class B (Sweden)	7,101	311,037
Renishaw PLC (United Kingdom)	8,258	393,892
Trimble, Inc.*	27,217	980,901
Total Electronic Equipment, Instruments & Components		1,971,301

Health Care Equipment & Supplies - 9.2%
Align Technology, Inc.*	2,405	349,206
ConforMIS, Inc.*	160,446	649,806
K2M Group Holdings, Inc.*	59,002	1,342,296
Total Health Care Equipment & Supplies		2,341,308

Industrial Conglomerates - 2.5%
General Electric Co.	10,811	296,005
Siemens AG (Germany)	2,408	343,675
Total Industrial Conglomerates		639,680

Machinery - 19.8%
ExOne Co. (The)*	126,884	1,669,793
Fenner PLC (United Kingdom)	9,440	38,070
Groupe Gorge (France)*	31,168	796,540
Prodways Group SA (France)*	95,211	682,378
Proto Labs, Inc.*	6,848	438,272
Sandvik AB (Sweden)	2,716	42,562
SLM Solutions Group AG (Germany)*	31,929	1,380,903
Total Machinery		5,048,518

Metals & Mining - 0.3%
Allegheny Technologies, Inc.	2,300	35,489
Carpenter Technology Corp.	1,076	39,242
Total Metals & Mining		74,731

Professional Services - 2.6%
Arrk Corp. (Japan)*	357,448	361,482
Bertrandt AG (Germany)	3,368	301,164
Total Professional Services		662,646

Semiconductors & Semiconductor Equipment - 1.8%
Ultra Clean Holdings, Inc.*	20,521	468,700

Software - 22.2%
ANSYS, Inc.*	7,871	994,343
Autodesk, Inc.*	9,579	1,070,645
Dassault Systemes (France)	9,648	890,245
Exa Corp.*	63,155	877,223
Microsoft Corp.	12,716	888,085
PTC, Inc.*	16,048	924,044
Total Software		5,644,585

Technology Hardware, Storage & Peripherals - 23.3%
3D Systems Corp.*	82,872	1,694,732
Eastman Kodak Co.*	3,656	33,818
HP Inc.	64,880	1,217,149
MGI Digital Graphic Technology (France)*	30,334	1,574,305
Stratasys Ltd.*	52,484	1,411,820
Total Technology Hardware, Storage & Peripherals		5,931,824

Total Common Stocks
(Cost $22,759,133)		25,361,458

MONEY MARKET FUND–0.5%
Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.68% (a)
(Cost $119,719)	119,719	119,719
Total Investments–100.0%
(Cost $22,878,852)		25,481,177
Liabilities in Excess of Other Assets–(0.0)%†		(861)
Net Assets–100.0%		$25,480,316

*	Non-income producing security
†	Less than 0.05%
(a)	Rate shown represents annualized 7-day yield as of May 31, 2017.

See accompanying Notes to Quarterly Schedule of Investments.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS

May 31, 2017

(Unaudited)

1. Organization

ARK ETF Trust (‘‘Trust’’) is an open-end management investment company registered under the Investment Company Act of 1940, as amended (‘‘1940 Act’’). The Trust was organized as a Delaware statutory trust on June 7, 2013.  As of May 31, 2017, the Trust consisted of six (6) investment portfolios, five (5) of which are operational: ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF, ARK Web x.0 ETF, and The 3D Printing ETF (each, a ‘‘Fund’’ and collectively, ‘‘Funds’’).  Each Fund is classified as a non-diversified management investment company under the 1940 Act.

The investment objective of ARK Genomic Revolution Multi-Sector ETF, ARK Industrial Innovation ETF, ARK Innovation ETF and ARK Web x.0 ETF is long-term growth of capital. The 3D Printing ETF seeks to provide investment results that closely correspond, before fees and expenses, to the performance of the Total 3D-Printing Index. There can be no assurance that the Funds will achieve their respective investment objectives.

The 3D Printing ETF commenced operations on July 19, 2016.

2. Significant Accounting Policies

These Schedules of Investments are prepared in accordance with accounting principles generally accepted in the United States of America (‘‘GAAP’’). GAAP requires disclosure of the valuation techniques and inputs used to value investments. The Trust is an investment company and follows the investment company accounting standards and reporting guidance under Financial Accounting Standards Board (FASB) Accounting Standard Codification ("ASC") Topic 946, ‘‘Financial Services — Investment Companies’’. The following summarizes the investment valuation policies of the Funds:

Investment Valuation

The values of each Fund’s securities are based on such securities’ closing prices on the principal market on which the securities are traded. Such valuations would typically be categorized as Level 1 in the fair value hierarchy described below. If a security’s market price is not readily available or does not otherwise accurately reflect the market value of such security, the security will be fair valued by ARK Investment Management LLC (“Adviser”) in accordance with the Trust’s valuation policies and procedures that were approved by the Board of Trustees of the Trust (‘‘Board’’). Each Fund may use fair value pricing in a variety of circumstances, including but not limited to, situations when the value of a Fund’s security has been materially affected by events occurring after the close of the market on which such security is principally traded (such as a corporate action or other news that may materially affect the price of such security) or trading in such security has been suspended or halted. Such valuations would typically be categorized as Level 2 or Level 3 in the fair value hierarchy described below. Fair value pricing involves subjective judgments and it is possible that a fair value determination for a security could be materially different than the value that could be realized upon the sale of such security.

Fair Value Measurement

The Funds disclose the fair value of their investments in a hierarchy that distinguishes between: (i) market participant assumptions developed based on market data obtained from sources independent of the Funds (observable inputs) and (ii) the Funds’ own assumptions about market participant assumptions developed based on the best information available under the circumstances (unobservable inputs). The three levels defined by the hierarchy are as follows:

• Level 1 — Quoted prices in active markets for identical assets.

• Level 2 — Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

• Level 3 — Significant unobservable inputs (including each Fund’s own assumptions in determining the fair value of investments).

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the valuations as of May 31, 2017, for each Fund based upon the three levels defined above:

ARK Genomic Revolution Multi-Sector ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$15,215,992	$–	$–	$15,215,992
Money Market Fund	35,358	–	–	35,358
Total	$15,251,350	$–	$–	$15,251,350

ARK Industrial Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$54,469,403	$–	$–	$54,469,403
Money Market Fund	40,486	–	–	40,486
Total	$54,509,889	$–	$–	$54,509,889

ARK Innovation ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$38,792,530	$–	$–	$38,792,530
Unit Trust*	3,401,419	–	–	3,401,419
Money Market Fund	41,633	–	–	41,633
Total	$42,235,582	$–	$–	$42,235,582

ARK Web x.0 ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$36,684,869	$–	$–	$36,684,869
Unit Trust*	3,402,872	–	–	3,402,872
Money Market Fund	247,639	–	–	247,639
Total	$40,335,380	$–	$–	$40,335,380

The 3D Printing ETF	Level 1	Level 2	Level 3	Total
Assets
Common Stocks*	$25,361,458	$–	$–	$25,361,458
Money Market Fund	119,719	–	–	119,719
Total	$25,481,177	$–	$–	$25,481,177

* Please refer to the Schedule of Investments to view securities segregated by industry type.

There were no Level 2 or 3 investments held in a Fund as of May 31, 2017.

The Funds’ policy is to recognize transfers between levels at the beginning of the period. There were no transfers between levels for the period ended May 31, 2017.

ARK ETF TRUST

NOTES TO QUARTERLY SCHEDULE OF INVESTMENTS (continued)

May 31, 2017

(Unaudited)

3. Federal Income Tax

At May 31, 2017, the approximate cost of investments and net unrealized appreciation (depreciation) for federal income tax purposes was as follows:

Fund	Cost	Gross Unrealized Appreciation	Gross Unrealized Depreciation	Net Unrealized Appreciation (Depreciation)
ARK Genomic Revolution Multi-Sector ETF	$14,825,444	$1,741,058	$(1,315,152)	$425,906
ARK Industrial Innovation ETF	45,467,563	9,738,364	(696,038)	9,042,326
ARK Innovation ETF	35,545,447	7,835,368	(1,145,233)	6,690,135
ARK Web x.0 ETF	29,954,748	10,732,097	(351,465)	10,380,632
The 3D Printing ETF	22,878,852	3,343,200	(740,875)	2,602,325

Under current tax regulations, capital losses on securities transactions realized after October 31 (‘‘Post-October Losses’’) may be deferred and treated as occurring on the first business day of the following fiscal year. For the period ended August 31, 2016, the Funds incurred and elected to defer to September 1, 2016 Post-October Losses and ordinary income losses as follows:

Fund	Late Year Ordinary Deferral	Capital Post- October Loss
ARK Genomic Revolution Multi-Sector ETF	$30,201	$752,340
ARK Industrial Innovation ETF	35,661	70,333
ARK Innovation ETF	41,508	310,203
ARK Web x.0 ETF	65,914	474,578

At August 31, 2016, for Federal income tax purposes, the Funds have capital loss carryforwards available as shown in the table below, to the extent provided by regulations, to offset future capital gains for an unlimited period. To the extent that these capital loss carryforwards are used to offset future capital gains, it is probable that the capital gains so offset will not be distributed to shareholders.

	Short- Term	Long- Term	Total Amount
ARK Genomic Revolution Multi-Sector ETF	$257,878	$-	$257,878

4. Investment Concentration

Concentration Risk: The ARK Genomic Revolution Multi-Sector ETF will be concentrated in issuers having their principal business activities in any industry or group of industries in the health care sector, including issuers having their principal business activities in the biotechnology industry. The ARK Industrial Innovation ETF will be concentrated in issuers having their principal business activities in groups of industries in the industrials and information technology sectors, although it will not concentrate in any specific industry. The ARK Web x.0 ETF will be concentrated in issuers having their principal business activities in the Internet information provider and catalog and mail order house industry. The 3D Printing ETF may invest 25% or more of the value of its net assets in securities of issuers in any one industry or group of industries if the index that the Fund replicates concentrates in an industry or group of industries. This concentration limit does not apply to securities issued or guaranteed by the U.S. Government, its agencies or instrumentalities. The ARK Innovation ETF will not be concentrated in any industry.

As of May 31, 2017, the ARK Genomic Revolution Multi-Sector ETF had more than 25% of its assets invested in the biotechnology industry and the ARK Web x.0 ETF had more than 25% of its assets invested in the Internet software & services industry. To the extent a Fund’s holdings are concentrated in a particular industry or group of industries, adverse market conditions affecting those industries may have a more significant impact on the Fund than they would on a Fund investing in a broader range of securities and the value of the Fund’s shares may fluctuate more than shares of a fund investing in a broader range of securities.

The Funds’ prospectuses contain additional information regarding the risks associated with an investment in a Fund.

Item 2. Controls and Procedures.

(a)	Within 90 days of the filing date of this Form N-Q, the registrant’s principal executive and principal financial officers, or persons performing similar functions, concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))) are effective, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

Certifications pursuant to Rule 30a-2(a) under the 1940 Act and Section 302 of the Sarbanes-Oxley Act of 2002 are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) ARK ETF Trust

By (Signature and Title)* /s/ Catherine D. Wood

   Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

   (principal executive officer)

Date July 20, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Catherine D. Wood

   Catherine D. Wood, Chief Executive Officer and Chief Investment Officer

   (principal executive officer)

Date July 20, 2017

By (Signature and Title)* /s/ William C. Cox

   William C. Cox, Treasurer and Chief Financial Officer

   (principal financial officer)

Date July 20, 2017

* Print the name and title of each signing officer under his or her signature.